Loss Per Share (Tables)	9 Months Ended
Mar. 31, 2020
Earnings Per Share [Abstract]
Schedule of diluted earnings per share

	March 31, 2020
		Weighted Average
	Fully Diluted	Three Months Ended	Nine Months Ended
Warrants	5,813,804	5,813,804	5,840,644
Restricted Stock Units	325,121	22,620	12,924
Restricted Stock Awards	75,654	-	-
Total	6,214,579	5,836,424	5,853,568